Leases - Maturities of Operating and Financing Lease Liabilities (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Operating leases
2019	$ 1,609
2020	3,144
2021	2,963
2022	2,756
2023	2,574
Thereafter	17,501
Total minimum lease payments	30,547
Imputed interest	(8,935)
Present value of minimum lease payments	21,612
Finance leases
2019	248
2020	132
2021	60
2022	42
2023	10
Thereafter	0
Total minimum lease payments	492
Imputed interest	(25)
Present value of minimum lease payments	$ 467